Employee benefits - Fair value of plan assets - General information (Details)	12 Months Ended
Dec. 31, 2017
Annuity-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Percentage of social commitments (as a percent)	14.00%